Significant Accounting Policies - Narrative (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Of Accounting Policies [Line Items]
Restricted cash	$ 0		$ 0	$ 2,310,000
Foreign currency transaction gains and losses	(1,400,000)	$ 900,000	(2,700,000)	(200,000)
Sales and marketing	178,672,000	42,123,000	112,005,000	26,847,000	$ 10,237,000
Capitalized internally-developed software costs			400,000
Amortization expense related to capitalized internally-developed software	$ 100,000		100,000
Best estimated selling price upgrade rights			0.99
Revenue from subscription-based premium services	1.00%
Current best estimated selling price	$ 20,000
Return Period	45 days
Advertising and promotion expenses	$ 119,500,000	16,100,000	71,900,000	9,500,000	3,300,000
Cooperative Advertising Expense	$ 21,900,000	6,900,000	12,700,000	5,700,000	1,900,000
Common stock, voting rights description	Each share of Class A common stock is entitled to one vote per share and each share of Class B common stock is entitled to ten votes per share.
IPO [Member]
Significant Of Accounting Policies [Line Items]
Conversion of stock, description	In connection with the IPO, the Company established two classes of authorized common stock Class A common stock and Class B common stock.
Point of Purchase [Member]
Significant Of Accounting Policies [Line Items]
Sales and marketing	$ 16,200,000	$ 3,200,000	5,200,000	$ 400,000	$ 100,000
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Best estimated selling price upgrade rights			1
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Best estimated selling price upgrade rights			$ 5